As filed with the Securities and Exchange Commission on November 14, 2014

File Nos. 33-12988

811-05088

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 96	☒

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, N.Y. 10105

(Address of Principal Executive Office) (Zip Code)

(Registrant’s Telephone Number, including Area Code):

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, N.Y. 10105

(Name and address of Agent for Service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 14, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 94 relates solely to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Growth Fund. No information in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Conservative Wealth Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 14th day of November, 2014.

THE ALLIANCEBERNSTEIN PORTFOLIOS

By:	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	November 14, 2014

2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	November 14, 2014

3)	The Trustees:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		November 14, 2014

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase